Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Segment Information

The following table presents the segment information for the six months ended June 30, 2026 and 2025, respectively:

	For the Six Months Ended June 30, 2026
	China	United States	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	$7,814,323	$481,432	$8,295,755
Less:
Cost of revenue	4,133,438	204,977	4,338,415
Selling expenses	3,084,876	170,354	3,255,230
General and administrative expenses	712,330	771,687	1,484,017
Loss from operations	(116,321)	(665,586)	(781,907)
Other (expense) income
Interest expense, net	(110,419)	(3,612)	(114,031)
Other (expense) income, net	(40,620)	3,216	(37,404)
Interest income from long-term debt investments	444,618	1,359,614	1,804,232
Profit before income tax expense	177,258	693,632	870,890
Income tax expense	(21,963)	-	(21,963)
Net income	$155,295	$693,632	$848,927
Depreciation and amortization	$460,802	$97,029	$557,831
Capital expenditures	$159,331	$-	$159,331

	For the Six Months Ended June 30, 2025
	China	United States	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	$7,784,323	$903,885	$8,688,208
Less:
Cost of revenue	4,058,570	764,286	4,822,856
Selling expenses	2,452,200	364,928	2,817,128
General and administrative expenses	607,647	1,631,122	2,238,769
Income (loss) from operations	665,906	(1,856,451)	(1,190,545)
Other income (expense)
Interest expense, net	(74,598)	(3,745)	(78,343)
Other (expense) income, net	(110,713)	34,226	(76,487)
Interest income from long term debt investment	-	359,014	359,014
Profit (loss) before income tax expense	480,595	(1,466,956)	(986,361)
Income tax expense	(62,432)	-	(62,432)
Net income (loss)	$418,163	$(1,466,956)	$(1,048,793)
Depreciation and amortization	$281,051	$111,925	$392,976
Capital expenditures	$1,260,320	$4,341	$1,264,661

Schedule of Total Assets and Liabilities

	June 30, 2026	December 31, 2025
	(Unaudited)
Total assets:
China	$49,568,616	$38,750,490
United States	48,040,682	43,235,301
Total assets	$97,609,298	$81,985,791

Total liabilities:
China	$23,170,224	$22,771,550
United States	3,990,127	3,003,309
Total liabilities	$27,160,351	$25,774,859